Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Tax expense (recovery) at the Canadian statutory income tax rate of 26.58% (2019 – 26.94%)	$ (302)	$ (126)
Tax effect of:
Resource taxes	106	226
Resource and depletion allowances	(68)	(85)
Non-deductible expenses (non-taxable income)	28	(6)
Impact of initial recognition exemption related to the Frontier oil sands project	0	117
Tax pools not recognized (recognition of previously unrecognized tax pools)	5	(2)
Effect due to tax legislative changes	3	(39)
Withholding taxes on foreign earnings	40	39
Difference in tax rates in foreign jurisdictions	1	(2)
Revisions to prior year estimates	(4)	2
Other	(1)	(4)
Provision for income taxes	(192)	120
Represented by:
Current income taxes	374	576
Deferred income taxes	(566)	(456)
Provision for income taxes	$ (192)	$ 120